Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Fair Value	$ 0	$ 6,621,000
Debt securities, available-for-sale, realized gain (loss)	$ 100,000	$ 0